Revenue	3 Months Ended
Mar. 31, 2023
Revenue [abstract]
Revenue

Note 5—Revenue

Revenue from commercial sale of products relates to sale of SKYTROFA® (lonapegsomatropin-tcgd) on the U.S. market, which is sold to specialty pharmacies and a specialty distributor (“commercial customers”). Customer payment terms are typically 30 days from the transaction date. SKYTROFA was approved by the U.S. Food and Drug Administration in August 2021, and the Company began shipping products to commercial customers in the fourth quarter of 2021.

Other revenue is generated primarily from three license agreements, which were entered into in 2018. The licenses grant VISEN Pharmaceuticals exclusive rights to develop and commercialize TransCon hGH, TransCon PTH and TransCon CNP in Greater China.

	Three Months Ended March 31,
	2023	2022
	(EUR’000)
Revenue from external customers
Commercial sale of products	31,551	1,888
Rendering of services	1,170	372
Sale of clinical supply	254	3,936
Licenses	614	632
Total revenue from external customers	33,589	6,828
Attributable to
Commercial customers	31,551	1,888
Collaboration partners and license agreements	2,038	4,940
Total revenue from external customers	33,589	6,828
Specified by timing of recognition
Recognized over time	1,170	372
Recognized at a point in time	32,419	6,456
Total revenue from external customers	33,589	6,828
Revenue by geographical location
Europe	—	135
North America	33,070	6,456
China	519	237
Total revenue from external customers	33,589	6,828